Insurance (Insurance Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ 77,384	$ 73,943
Annuities
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	34,281	33,155
Life
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	8,542	8,539
Run-off
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	27,027	24,819
Corporate & Other
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ 7,534	$ 7,430